Income tax and deferred taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 7,113	$ 844
Chile [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	7,113	818
Foreign [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 0	$ 26